RETIREMENT BENEFIT OBLIGATION (Details 1)	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2022
Health Care Cost Inflation [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	(6.90%)	(7.50%)
Health Care Cost Inflation [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption		8.50%	7.80%
Discount Rate [Member] | Bottom of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption	8.00%	(7.10%)
Discount Rate [Member] | Top of range [member]
Statement1 [Line Items]
Percentage of reasonably possible increase decrease in actuarial assumption		8.10%	(7.00%)